Financial instruments - classification (Tables)	6 Months Ended
Jun. 30, 2019
Financial instruments - classification
Schedule of classification for financial assets

			Amortised	Other
	MFVTPL(1,2)	FVOCI (3)	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	85,380	—	85,380
Trading assets	85,364	—	—	—	85,364
Derivatives	145,594	—	—	—	145,594
Settlement balances	—	—	8,438	—	8,438
Loans to banks - amortised cost	—	—	12,935	—	12,935
Loans to customers - amortised cost	—	—	310,631	—	310,631
Other financial assets	1,130	51,250	13,254	—	65,634
Intangible assets	—	—	—	6,631	6,631
Other assets	—	—	—	9,262	9,262
30 June 2019	232,088	51,250	430,638	15,893	729,869

			Amortised	Other
	MFVPL(1,2)	FVOCI (3)	cost	assets	Total
	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	88,897	—	88,897
Trading assets	75,119	—	—	—	75,119
Derivatives	133,349	—	—	—	133,349
Settlement balances	—	—	2,928	—	2,928
Loans to banks - amortised cost	—	—	12,947	—	12,947
Loans to customers - amortised cost	—	—	305,089	—	305,089
Other financial assets	1,638	46,077	11,770	—	59,485
Intangible assets	—	—	—	6,616	6,616
Other assets	—	—	—	9,805	9,805
31 December 2018	210,106	46,077	421,631	16,421	694,235

Schedule of classification for financial liabilities

			Amortised	Other
	MFVPL(1,2)	FVOCI (3)	cost	assets	Total
	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	88,897	—	88,897
Trading assets	75,119	—	—	—	75,119
Derivatives	133,349	—	—	—	133,349
Settlement balances	—	—	2,928	—	2,928
Loans to banks - amortised cost	—	—	12,947	—	12,947
Loans to customers - amortised cost	—	—	305,089	—	305,089
Other financial assets	1,638	46,077	11,770	—	59,485
Intangible assets	—	—	—	6,616	6,616
Other assets	—	—	—	9,805	9,805
31 December 2018	210,106	46,077	421,631	16,421	694,235

	Held-for-		Amortised	Other
	trading (1)	DFV (4)	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits	—	—	23,093	—	23,093
Customer deposits	—	—	361,626	—	361,626
Settlement balances	—	—	7,619	—	7,619
Trading liabilities	84,135	—	—	—	84,135
Derivatives	141,697	—	—	—	141,697
Other financial liabilities	—	2,494	43,991	—	46,485
Subordinated liabilities	—	763	9,045	—	9,808
Other liabilities	—	—	2,146	7,023	9,169
30 June 2019	225,832	3,257	447,520	7,023	683,632
Bank deposits	—	—	23,297	—	23,297
Customer deposits	—	—	360,914	—	360,914
Settlement balances	—	—	3,066	—	3,066
Trading liabilities	72,350	—	—	—	72,350
Derivatives	128,897	—	—	—	128,897
Other financial liabilities	—	2,840	36,892	—	39,732
Subordinated liabilities	—	867	9,668	—	10,535
Other liabilities	—	—	2,218	6,736	8,954
31 December 2018	201,247	3,707	436,055	6,736	647,745

Notes:

(1)	Includes derivatives held for hedging purposes.
(2)	Mandatory fair value through profit or loss.
(3)	Fair value through other comprehensive income.
(4)	Designated as at fair value through profit or loss.

Schedule of financial assets and liabilities

	30 June	31 December
	2019	2018
	£m	£m
Reverse repos
Loans to banks - amortised cost	2,162	3,539
Loans to customers - amortised cost	683	9
Trading assets	28,176	24,759

Repos
Bank deposits	3,715	941
Customer deposits	1,004	3,774
Trading liabilities	32,087	25,645

Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2019			31 December 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	51,616	274	—	44,983	120
Securities	24,247	8,885	342	22,003	7,312	701
Derivatives	5	143,994	1,595	—	131,513	1,836
Other financial assets
Loans	—	425	63	—	768	136
Securities	43,434	8,014	444	40,132	6,172	507
Total financial assets held at fair value	67,686	212,934	2,718	62,135	190,748	3,300

Liabilities
Trading liabilities
Deposits	—	57,258	368	—	47,243	377
Debt securities in issue	—	1,415	80	—	791	112
Short positions	19,656	5,358	—	18,941	4,886	—
Derivatives	4	140,507	1,186	—	127,709	1,188
Other financial liabilities
Debt securities in issue	—	2,234	156	—	2,348	280
Other deposits	—	104	—	—	212	—
Subordinated liabilities	—	763	—	—	867	—
Total financial liabilities held at fair value	19,660	207,639	1,790	18,941	184,056	1,957

Notes:

(1)

Level 1 – Instruments valued using unadjusted quoted prices in active and liquid markets for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Examples  include most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instruments were transferred. There were no significant transfers between level 1 and level 2.

Schedule financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2019			31 December 2018
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	274	10	(10)	120	10	(10)
Securities	342	10	—	701	20	(10)
Derivatives
Interest rate	1,326	200	(200)	1,487	120	(120)
Foreign exchange	123	10	(10)	130	10	(10)
Other	146	10	(10)	219	10	(20)
Other financial assets
Loans	63	—	—	136	10	(20)
Securities	444	40	(30)	507	50	(30)
Total financial assets held at fair value	2,718	280	(260)	3,300	230	(220)

Liabilities
Trading liabilities
Deposits	368	40	(40)	377	40	(40)
Debt securities in issue	80	—	—	112	10	(10)
Derivatives
Interest rate	802	100	(100)	808	70	(70)
Foreign exchange	304	10	(10)	279	10	(10)
Other	80	—	—	101	—	(10)
Other financial liabilities
Debt securities in issue	156	—	—	280	10	(10)
Total financial liabilities held at fair value	1,790	150	(150)	1,957	140	(150)

Schedule of movement in level 3 assets and liabilities

	Half year ended 2019				Half year ended 2018
	Trading	Other financial	Total	Total	Trading	Other financial	Total	Total
	assets (2)	assets (3)	assets	liabilities	assets (2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,657	643	3,300	1,957	2,692	530	3,222	2,187
Amount recorded in the income statement (1)	(113)	4	(109)	260	(21)	64	43	(233)
Amount recorded in the statement of comprehensive income	—	75	75	—	—	17	17	—
Level 3 transfers in	158	2	160	161	513	84	597	198
Level 3 transfers out	(462)	(53)	(515)	(239)	(181)	(1)	(182)	(107)
Issuances	—	—	—	23	—	—	—	24
Purchases	290	2	292	216	596	17	613	191
Settlements	(73)	(6)	(79)	(171)	(473)	—	(473)	(108)
Sales	(249)	(157)	(406)	(419)	(632)	(79)	(711)	(122)
Foreign exchange and other adjustments	3	(3)	—	2	1	2	3	—
At 30 June	2,211	507	2,718	1,790	2,495	634	3,129	2,030

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	(112)	2	(110)	260	(16)	24	8	(222)
- realised	—	—	—	—	5	4	9	7

Notes:

(1)

There were £383 million net losses on trading assets and liabilities (30 June 2018 - £195 million gains) recorded in income from trading activities. Net gains on other instruments of £14 million (30 June 2018 - £81 million gains) were recorded in other operating income and interest income as appropriate.

(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
30 June 2019	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	85.4
Settlement balances	8.4
Loans to banks	0.2	12.7	12.7	—	4.9	7.8
Loans to customers		310.6	307.4	—	1.0	306.4
Other financial assets
Securities		13.3	13.5	7.2	4.1	2.2

Financial liabilities
Bank deposits	4.2	18.9	18.7	—	12.7	6.0
Customer deposits	307.2	54.4	54.5	—	7.4	47.1
Settlement balances	7.6
Other financial liabilities
Debt securities in issue		44.0	45.9	—	43.7	2.2
Subordinated liabilities		9.0	10.1	—	10.0	0.1
Other liabilities - notes in circulation	2.1

31 December 2018
Financial assets
Cash and balances at central banks	88.9
Settlement balances	2.9
Loans to banks	0.5	12.4	12.4	—	9.2	3.2
Loans to customers		305.1	301.7	—	0.5	301.2
Other financial assets
Securities		11.8	11.8	7.3	3.0	1.5

Financial liabilities
Bank deposits	4.2	19.1	18.5	—	13.9	4.6
Customer deposits	307.1	53.8	54.6	—	10.4	44.2
Settlement balances	3.1
Other financial liabilities
Debt securities in issue		36.9	38.6	—	36.9	1.7
Subordinated liabilities		9.7	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2